UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock International Diversification Fund of BlackRock Funds

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Diversification Fund of BlackRock Funds, 800 Scudders Mill Road, Plainsboro,
NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Annual Report

DECEMBER 31, 2008

BlackRock International Diversification Fund

OF BLACKROCK FUNDS

BlackRock Pacific Fund, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 ANNUAL REPORT

DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the hous-

ing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, vola-

tile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board

(the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduc-

tion in December bringing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures,

such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger,

but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector,

municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of December 31, 2008	6-month	12-month
US equities (S&P 500 Index)	(28.48)%	(37.00)%
Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)
International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06
Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2008 BlackRock International Diversification Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed the benchmark Morgan Stanley Capital Interna-
tional (“MSCI”) EAFE Index for the period since inception (September 26,
2008) through December 31, 2008. The final two months of the year were the strongest for the Fund.
•The Fund’s investment goal is to seek long-term capital appreciation. In pursuit of this objective, under normal market conditions, the Fund will invest substantially all of its assets in BlackRock international equity mutual funds, called the “underlying funds,” and may, on an opportunis-
tic basis, invest up to 15% of its assets in exchange-traded funds (ETFs).
What factors influenced performance?
•2008 turned out to be a year investors would like to forget, but instead will vividly remember. For much of the first half of the year, equity markets held together as the hope of global decoupling (meaning that some mar-
kets could be insulated from the effects of the US-centered economic and credit problems) kept investors from panicking. The seminal event appears to have been Lehman Brothers’ bankruptcy declaration in September, which drove fear higher and confidence lower, while causing a massive decline in economic activity in the United States and around the world.
•In a stark reversal of prior years’ trends, non-US markets noticeably underperformed their US counterparts for the 12-month period, with the
MSCI EAFE Index losing 43.4% versus the 37.0% decline of the S&P 500
Index. Non-US stocks started off the year stronger, but quickly lost ground as the credit crisis revealed itself to be global in nature and as the world-
wide economy turned south. European stocks declined sharply in the sec-
ond half of the year, and for 2008 as a whole, UK markets lost 31.0%
and markets in Continental Europe were off more than 40%. In Japan, the
Nikkei 225 fell 40.1% . In one of the headline stories of 2008, the decou-
pling theory was put to rest as emerging markets failed to hold up amid the global downturn. Key markets in China and Russia lost more than
60% and the MSCI Emerging Markets Index as a whole was down 53.3% .
•Against this backdrop, performance by the Fund’s underlying mana-
gers was generally positive for the period, particularly in the month of
December. This was slightly offset by a few regional allocation decisions.
Exposure to Japanese and Pacific region-specific mandates was the main source of positive contribution. This contribution was offset by weak performance of our European mandate.
Describe recent Fund activity.
•Over the course of the period, we replaced a portion of our Pacific regional-specific mandate with exposure to a Japanese index strategy.
We also shifted a portion of the assets from our all-cap international strategy into our international large cap value strategy.
Describe Fund positioning at period end.
•At the end of the period, the Fund held regional overweights in emerging
Asia and emerging Latin America. The largest regional underweights were in Japan, the United Kingdom and Asia excluding Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[3]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 26, 2008[1]	December 31, 2008	During the Period[2]	September 26, 2008[1]	December 31, 2008	During the Period[2]
Institutional	$1,000	$756.50	$0.47	$1,000	$1,012.77	$0.53
Investor A	$1,000	$755.50	$1.05	$1,000	$1,012.10	$1.20
Investor C	$1,000	$754.50	$2.80	$1,000	$1,010.11	$3.21
Class R	$1,000	$754.50	$1.63	$1,000	$1,011.44	$1.87

1 Commencement of operations.
2 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Investor A, 1.20% for Investor C and
0.70% for Class R), multiplied by the average account value over the period, multiplied by 97/365 (to reflect the period since commencement of operations).
3 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days since commencement of operations divided by 365.
See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

Performance Summary for the Period Ended December 31, 2008

	Aggregate Total Returns[2]
	Since Inception[1]
	w/o sales	w/sales
	charge	charge
Institutional	(24.35)%	N/A
Investor A	(24.45)	(28.42)%
Investor C	(24.55)	(25.29)
Class R	(24.45)	N/A
MSCI EAFE Index[3]	(26.92)	N/A

1 The Fund commenced operations on September 26, 2008
2 Assuming maximum sales charges. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance”
on page 7 for a detailed description of share classes, including any related sales charges and fees.
3 This unmanaged broad-based index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

4 ANNUAL REPORT DECEMBER 31, 2008

Fund Summary as of December 31, 2008 BlackRock Pacific Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•Effective September 1, 2008, the portfolio management team changed for the Fund. As part of the transition, the Fund’s benchmark was changed from the MSCI Pacific Region Index to the MSCI All Country
Asia Pacific Index, which more accurately reflects the universe of securi-
ties in which the Fund will now invest.

•The Fund posted a negative return for the 12-month period, but outper-
formed the benchmark MSCI All Country Asia Pacific Index and its Lipper
Pacific Region Funds category average. The Fund’s Institutional and
Investor A Shares outpaced the MSCI Pacific Region Index and its com-
posite benchmark, while Investor B, Investor C and Class R shares lagged the MSCI Pacific Region Index and composite benchmark.

What factors influenced performance?
•The Fund’s outperformance was driven mainly by strong stock selection, particularly in the Australian and Japanese markets. Notably, an under-
weight in Hong Kong had a positive effect on performance as the region’s market endured its weakest year in over three decades. On a sector basis, in such volatile markets, the Fund’s overweight position in telecommunication services and healthcare stocks boosted relative per-
formance, as did its underweight in financials.

•Detracting from performance over the course of the year was the Fund’s overweight position in China. However, this position was beneficial in the fourth quarter when the Chinese government’s stimulus package provid-
ed some market support. The Fund’s underweight in the utilities sector hindered performance, as did stock selection within industrials.

Describe recent portfolio activity.
•The Fund underwent significant changes during the year, largely due to the transition to the new management team and the change in bench-
mark. The new benchmark saw significant changes in weightings, with the allocation to Japan reduced in favor of an increased allocation to other Asian markets, particularly China. This has resulted in a more bal-
anced Fund, which is better able to take advantage of the opportunities that the region provides.

Describe Fund positioning at period end.
•The Fund was overweight in Japan at the end of December, with a holding of about 55.4% . The Fund is also slightly overweight within the
Australian and Singaporean markets. Its significant underweight is in
Korea, where the short-term outlook remains bleak in the face of waning global demand for its exports.

•At a sector level, the Fund remains defensively positioned, with an over-
weight in both healthcare and telecommunication services, though it is becoming less so through the selective addition of more cyclical stocks at reasonable valuations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$713.50	$3.75	$1,000	$1,020.73	$4.42
Investor A	$1,000	$711.90	$5.25	$1,000	$1,018.97	$6.19
Investor B	$1,000	$709.80	$8.25	$1,000	$1,015.45	$9.73
Investor C	$1,000	$709.30	$8.21	$1,000	$1,015.50	$9.68
Class R	$1,000	$709.80	$8.12	$1,000	$1,015.60	$9.58

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.87% for Institutional, 1.22% for Investor A, 1.92% for Investor B, 1.91% for
Investor C and 1.89% for Class R), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

ANNUAL REPORT

DECEMBER 31, 2008

5

Fund Summary (concluded) BlackRock Pacific Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in equities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong
Kong and Singapore.
3 The MSCI All Country Asia Pacific Index is a free float-adjusted market capitalization-weighted index of the stock markets of Australia, China,
Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.
4 This unmanaged broad-based capitalization-weighted Index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in Australia, Hong Kong, Japan, New Zealand and Singapore.

Performance Summary for the Period Ended December 31, 2008

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(28.65)%	(36.13)%	N/A	3.84%	N/A	5.16%	N/A
Investor A	(28.81)	(36.32)	(39.66)%	3.59	2.48%	4.90	4.33%
Investor B	(29.02)	(36.78)	(39.07)	2.79	2.52	4.25	4.25
Investor C	(29.07)	(36.79)	(37.29)	2.80	2.80	4.09	4.09
Class R	(29.02)	(36.67)	N/A	3.28	N/A	4.73	N/A
MSCI Pacific Region Index	(31.18)	(36.42)	N/A	1.85	N/A	1.79	N/A
MSCI All Country Asia Pacific Index	(33.66)	(41.85)	N/A	2.46	N/A	2.60	N/A
Composite Index[6]	(30.73)	(36.64)	N/A	2.26	N/A	2.71	N/A
MSCI Australia	(45.85)	(49.96)	N/A	5.95	N/A	8.36	N/A
MSCI Hong Kong	(37.39)	(51.21)	N/A	4.00	N/A	4.34	N/A
MSCI India	(39.67)	(64.63)	N/A	8.66	N/A	13.21	N/A
MSCI Japan	(25.01)	(29.11)	N/A	1.03	N/A	0.58	N/A
MSCI Singapore	(42.62)	(47.34)	N/A	6.77	N/A	4.18	N/A
MSCI South Korea	(44.28)	(55.07)	N/A	5.53	N/A	10.79	N/A
MSCI Taiwan	(43.12)	(46.45)	N/A	(4.19)	N/A	(2.25)	N/A

5 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reduction for distribution and service fees. See “About Fund Performance”
on page 7 for a detailed description of share classes, including any related sales charges and fees.
6 The unmanaged Composite Index is a customized index used to measure the Fund’s relative performance, comprised as follows: 68% Morgan Stanley Capital International
(MSCI) Japan, 10% MSCI Australia, 10% MSCI Hong Kong, 6% MSCI Taiwan, 2% MSCI India, 2% MSCI South Korea and 2% MSCI Singapore.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

6 ANNUAL REPORT DECEMBER 31, 2008

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares (for BlackRock Pacific Fund, Inc.) are subject to a maximum contingent deferred sales charge of 4.50% declining to 0%
after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)
All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. For the BlackRock
Pacific Fund, Inc., prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Funds may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on pages 4 and 6 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distri-
bution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 4 and 5 (which are based on a hypothetical investment of $1,000 invested on September 26, 2008 for BlackRock
International Diversification Fund and July 1, 2008 for BlackRock Pacific
Fund, Inc. and held through December 31, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of invest-
ing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ANNUAL REPORT DECEMBER 31, 2008 7

Portfolio Information as of December 31, 2008

BlackRock International Diversification Fund
	Percent of		Percent of
	Total		Total
Portfolio Holdings	Investments	Portfolio Composition	Investments
BlackRock EuroFund, Institutional Shares	55%	Mutual Funds	93%
BlackRock International Value Fund, Institutional Shares	15	Exchange-Traded Funds	7
BlackRock Pacific Fund, Inc., Institutional Shares	15
iShares MSCI Japan Index Fund, Institutional Shares	7
BlackRock International Opportunities Portfolio
of BlackRock Funds, Institutional Shares	6
BlackRock Global Emerging Markets Fund, Inc.,
Institutional Shares	2

BlackRock Pacific Fund, Inc.
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Mitsubishi UFJ Financial Group, Inc.	4%	Japan	56%
Tokio Marine Holdings, Inc.	3	Australia	14
Toyota Motor Corp.	3	China	9
Nintendo Co., Ltd.	3	Singapore	4
Takeda Pharmaceutical Co., Ltd.	3	South Korea	4
West Japan Railway Co.	2	Hong Kong	4
BHP Billiton Ltd.	2	Taiwan	3
China Mobile Ltd.	2	India	3
KDDI Corp.	2	Thailand	2
Eisai Co., Ltd.	2	Indonesia	1

Derivative Instruments

Pacific Fund may invest in various derivative instruments, including forward currency contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage.
Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underly-
ing asset, possible default of the other party to the transaction and illiq-
uidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of deriva-
tive instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The
Fund’s investments in these instruments are discussed in detail in the
Notes to Financial Statements.

8 ANNUAL REPORT

DECEMBER 31, 2008

Schedule of Investments December 31, 2008 BlackRock International Diversification Fund (Percentages shown are based on Net Assets)

Exchange-Traded Funds		Shares		Value

iShares MSCI Japan Index Fund			3,000	$ 28,800
Total Exchange—Traded Funds — 6.8%				28,800

Mutual Funds (a)
BlackRock EuroFund, Institutional Shares			21,939	220,048
BlackRock Global Emerging Markets Fund, Inc.,
Institutional Shares			805	8,284
BlackRock International Opportunities Portfolio
of BlackRock Funds, Institutional Shares			1,113	26,105
BlackRock International Value Fund, Institutional
Shares			3,679	60,185
BlackRock Pacific Fund, Inc., Institutional Shares			4,085	60,098
Total Mutual Funds — 88.5%				374,720
Total Investments (Cost — $514,820*) — 95.3%				403,520
Other Assets Less Liabilities — 4.7%				19,769
Net Assets — 100.0%				$ 423,289

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost.				$ 522,282
Gross unrealized appreciation				$ 5,480
Gross unrealized depreciation				(124,242)
Net unrealized depreciation				$ (118,762)

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

			Realized
	Purchase	Sales	Gain
Affiliate	Cost	Cost	(Loss)	Income
BlackRock EuroFund,
Institutional Shares	$334,579	$ 28,120	$ 4,613	$ 7,074
BlackRock Global,
Emerging Markets
Fund, Inc.
Institutional Shares	$ 20,435	$ 8,980	$ (2,675)	$ 39
BlackRock International
Opportunities Portfolio
of BlackRock Funds,
Institutional Shares	$ 77,063	$ 43,382	$(11,380)	$ 101
BlackRock International
Value Fund,
Institutional Shares	$ 61,442	$ 1,097	$ (11)	—
BlackRock Latin America
Fund, Inc.,
Institutional Shares	$ 10,000	$ 10,000	$ (4,199)	—
BlackRock Liquidity
Series, LLC
Cash Sweep Series	$520,510	$520,510	—	$ 145
BlackRock Pacific
Fund, Inc.,
Institutional Shares	$132,665	$ 53,106	$ (5,389)	$ 732

•Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the defini-
tion of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	$ 403,520
Level 2	—
Level 3	—
Total	$ 403,520

See Notes to Financial Statements. ANNUAL REPORT DECEMBER 31, 2008 9

Schedule of Investments December 31, 2008				BlackRock Pacific Fund, Inc.
			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Australia — 14.0%			Japan (concluded)
BHP Billiton Ltd.	436,077	$ 9,264,095	Panasonic Corp.	441,000	$ 5,420,874
Brambles Ltd.	851,207	4,422,484	Rohm Co., Ltd.	124,800	6,300,760
Cochlear Ltd.	117,781	4,562,760	Secom Co., Ltd.	107,700	5,557,587
Commonwealth Bank of Australia Ltd.	350,129	7,204,078	Sekisui House Ltd.	493,600	4,354,762
Goodman Fielder Ltd.	5,750,950	5,346,126	Shin—Etsu Chemical Co., Ltd.	142,400	6,571,983
Metcash Ltd.	966,164	2,958,173	Sojitz Corp.	2,884,300	4,820,219
National Australia Bank Ltd.	379,795	5,583,615	Sumitomo Chemical Co., Ltd.	1,420,800	4,870,568
Newcrest Mining Ltd.	139,051	3,309,811	Sumitomo Corp.	698,300	6,193,420
QBE Insurance Group Ltd.	353,134	6,382,301	Sumitomo Mitsui Financial Group, Inc.	1,993	8,266,608
Woodside Petroleum Ltd.	84,300	2,181,457	Takeda Pharmaceutical Co., Ltd.	199,800	10,414,038
Woolworths Ltd.	365,129	6,808,270	Tokio Marine Holdings, Inc.	461,000	13,659,168
Total Common Stocks in Australia		58,023,170	Toppan Printing Co., Ltd.	646,000	4,990,561
			Toyota Motor Corp.	395,800	13,084,486
China — 8.8%			West Japan Railway Co.	2,194	9,996,810
CNOOC Ltd.	5,597,000	5,323,728
China Mobile Ltd.	879,000	8,918,436	Total Common Stocks in Japan		233,496,278
China Shenhua Energy Co. Ltd. Class H	2,243,500	4,809,747	Singapore — 4.2%
Datang International Power Generation Co. Ltd.	8,634,000	4,608,116	DBS Group Holdings Ltd.	855,000	5,036,274
Focus Media Holding Ltd. (a)(b)(c)	497,800	4,525,002	Olam International Ltd.	6,676,000	5,381,781
Shimao Property Holdings Ltd.	4,627,500	3,239,265	Singapore Telecommunications Ltd.	1,617,000	2,881,582
Zijin Mining Group Co. Ltd.	8,184,000	5,021,179	United Overseas Bank Ltd.	439,000	3,967,257
Total Common Stocks in China		36,445,473	Total Common Stocks in Singapore		17,266,894
Hong Kong — 3.9%			South Korea — 4.0%
Esprit Holdings Ltd.	831,600	4,738,796	CJ Corp. (a)	102,217	3,322,471
Henderson Land Development Co., Ltd.	1,443,000	5,397,071	Dongbu Insurance Co., Ltd.	281,090	3,341,827
Hutchison Whampoa Ltd.	1,248,400	6,302,194	Hite Brewery Co., Ltd. (a)	20,849	2,768,106
Total Common Stocks in Hong Kong		16,438,061	Samsung Electronics Co., Ltd.	19,422	7,081,074
India — 3.0%			Total Common Stocks in South Korea		16,513,478
ICICI Bank Ltd.	793,063	7,351,910	Taiwan — 3.4%
Tata Consultancy Services Ltd.	497,525	4,911,895	Cathay Financial Holding Co., Ltd.	3,100,000	3,492,649
Total Common Stocks in India		12,263,805	Chunghwa Telecom Co., Ltd.	2,208,000	3,556,652
			HON HAI Precision Industry Co., Ltd.	1,391,235	2,743,183
Indonesia — 0.9%			Taiwan Semiconductor Manufacturing Co., Ltd.	3,244,000	4,426,373
Telekomunikasi Indonesia Tbk PT	6,064,000	3,875,637
			Total Common Stocks in Taiwan		14,218,857
Total Common Stocks in Indonesia		3,875,637
			Thailand — 1.3%
Japan — 56.2%			Kasikornbank PCL	4,285,000	5,619,911
Asahi Breweries Ltd.	301,500	5,212,957
Canon, Inc.	232,900	7,379,338	Total Common Stocks in Thailand		5,619,911
Daiichi Sankyo Co., Ltd.	337,600	7,983,688	Total Common Stocks — 99.7%		414,161,564
Daikin Industries Ltd.	192,300	5,057,203
Daiwa Securities Group, Inc.	817,000	4,904,711
Eisai Co., Ltd.	199,000	8,304,189
Honda Motor Co., Ltd.	384,100	8,180,826	Rights
KDDI Corp.	1,238	8,839,689	Singapore — 0.2%
Konica Minolta Holdings, Inc.	618,500	4,812,444	DBS Group Holdings Ltd. (d)	427,500	890,161
Kyocera Corp.	25,700	1,860,623
			Total Rights — 0.2%		890,161
Mitsubishi Corp.	263,600	3,733,647
Mitsubishi UFJ Financial Group, Inc.	2,460,400	15,463,980	Total Long-Term Investments
Mitsui OSK Lines Ltd.	844,000	5,216,162	(Cost — $426,749,864) — 99.9%		415,051,725
Mitsui Sumitomo Insurance Group Holdings, Inc.	192,400	6,118,546
Nintendo Co., Ltd.	28,000	10,700,247
Nippon Mining Holdings, Inc.	1,039,500	4,510,543		Par
Nippon Sheet Glass Co., Ltd.	1,123,000	3,717,981	Short-Term Securities	(000)
Nippon Telegraph & Telephone Corp.	1,180	6,092,002	Australia — 0.0%
Olympus Corp.	322,000	6,445,987	Time Deposit — 0.0%
Orix JREIT, Inc.	939	4,459,671	Brown Brothers Harriman & Co., 0.01%, 1/02/09	AUD 28	19,377
			Total Time Deposits — 0.0%		19,377

See Notes to Financial Statements. 10 ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investment (concluded) BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

		Beneficial
		Interest
Short-Term Securities		(000)	Value
United States — 0.7%
Money Market Funds — 0.7%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 1.64% (e)(f)		USD 1,618	$ 1,618,189
BlackRock Liquidity Series, LLC
Money Market Series, 0.80% (e)(f)(g)		1,350	1,350,000
Total Short-Term Securities
(Cost — $2,987,566) — 0.7%			2,987,566
Total Investments (Cost — $429,737,430*) — 100.6%			418,039,291
Liabilities in Excess of Other Assets — (0.6)%			(2,744,336)
Net Assets — 100.0%		$ 415,294,955

* The cost and unrealized appreciation (depreciation) of investments as of
	December 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 432,906,622
	Gross unrealized appreciation	$ 45,124,198
	Gross unrealized depreciation		(59,991,529)
	Net unrealized depreciation	$ (14,867,331)

(a)	Non-income producing security.
(b) Depositary receipts.
(c)	Security, or a portion of security, is on loan.
(d)	The rights may be exercised until 1/20/09.
(e)	Investments in companies considered to be an affiliate of the Fund, for purposes
	of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
Affiliate		Activity	Income
	BlackRock Liquidity Series, LLC
Cash Sweeps Series		USD (8,243,740)	$187,852
	BlackRock Liquidity Series, LLC
Money Market Series		USD 1,350,000	$ 551

(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash proceeds from securities loans.
• Foreign currency exchange contracts as of December 31, 2008 were as follows:
Currency	Currency	Settlement	Unrealized
Purchased	Sold	Date	Appreciation
USD 1,223,956	SGD 1,762,350	1/05/08	$982

•Currency Abbreviations:
AUD Australian Dollar
SGD Singapore Dollar
USD U.S. Dollar
•Effective January 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements”(“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments*
	Assets	Assets
Level 1	$ 18,883,612	—
Level 2	399,155,679	$ 982
Level 3	—	—
Total	$ 418,039,291	$ 982

* Other financial instruments are foreign currency exchange contracts.

See Notes to Financial Statements. ANNUAL REPORT DECEMBER 31, 2008 11

Statements of Assets and Liabilities

	BlackRock
	International	BlackRock
	Diversification	Pacific
December 31, 2008	Fund	Fund, Inc.

Assets
Investments at value — unaffiliated[1,2]	$ 28,800	$ 415,071,102
Investments at value — affiliated[3]	374,720	2,968,189
Foreign currency at value[4]	—	236,813
Unrealized appreciation on foreign currency exchange contracts	—	982
Investment sold receivable	—	1,223,217
Reimbursement from Advisor	37,422	—
Dividends receivable	—	383,595
Capital shares sold receivable	—	440,844
Interest receivable	6	—
Securities lending income receivable — affiliated	—	551
Prepaid expenses	152,239	39,739
Other assets	—	137,465
Total assets	593,187	420,502,497

Liabilities
Collateral at value — securities loaned	—	1,350,000
Bank overdraft	24,125	—
Capital shares redeemed payable	—	3,127,067
Investment advisory fees payable	—	203,118
Distribution fees payable	40	105,271
Administrative fees payable	32	—
Other affiliates payable	20	116,218
Officer's and Trustees’/Directors' fees payable	82	114
Other accrued expenses payable	145,599	305,754
Total liabilities	169,898	5,207,542
Net Assets	$ 423,289	$ 415,294,955

Net Assets Consist of
Institutional Shares[5]	$ 44	$1,142,337
Investor A Shares[6]	2	1,141,975
Investor B Shares[7]	—	108,753
Investor C Shares[8]	9	507,750
Class R Shares[9]	2	27,619
Paid-in capital in excess of par	553,434	436,171,131
Undistributed (distributions in excess of) net investment income	139	(2,096,439)
Accumulated net realized gain (loss)	(19,041)	(10,016,503)
Net unrealized appreciation/depreciation	(111,300)	(11,691,668)
Net Assets	$ 423,289	$ 415,294,955

See Notes to Financial Statements.

12 ANNUAL REPORT

DECEMBER 31, 2008

Statements of Assets and Liabilities (concluded)

BlackRock
	International	BlackRock
	Diversification	Pacific
December 31, 2008	Fund	Fund, Inc.
Net Asset Value
Institutional:
Net assets	$ 326,278	$ 168,029,858
Shares outstanding	44,000	11,423,365
Net asset value	$ 7.42	$ 14.71
Par value	$ 0.001	$ 0.10
Investor A:
Net assets	$ 14,821	$ 166,828,712
Shares outstanding	2,000	11,419,747
Net asset value	$ 7.41	$ 14.61
Par value	$ 0.001	$ 0.10
Investor B:
Net assets	—	$ 14,317,334
Shares outstanding	—	1,087,526
Net asset value	—	$ 13.17
Par value	—	$ 0.10
Investor C:
Net assets	$ 67,379	$ 62,527,133
Shares outstanding	9,110	5,077,495
Net asset value	$ 7.40	$ 12.31
Par value	$ 0.001	$ 0.10
Class R:
Net assets	$ 14,811	$ 3,591,918
Shares outstanding	2,000	276,192
Net asset value	$ 7.41	$ 13.01
Par value	$ 0.001	$ 0.10
[1] Securities loaned — at value	—	$ 1,363,500
[2] Cost — unaffiliated	$ 23,321	$ 426,769,241
[3] Cost — affiliated	$ 491,499	$ 2,968,189
[4] Cost — foreign currency	—	$ 235,917
[5] Authorized Shares — Institutional	unlimited	100,000,000
[6] Authorized Shares — Investor A	unlimited	100,000,000
[7] Authorized Shares — Investor B	—	200,000,000
[8] Authorized Shares — Investor C	unlimited	100,000,000
[9] Authorized Shares — Class R	unlimited	200,000,000

See Notes to Financial Statements.

ANNUAL REPORT

DECEMBER 31, 2008

13

Statements of Operations

	BlackRock
	International
	Diversification	BlackRock
	Fund	Pacific
	Period	Fund, Inc.
	September 26, 2008[1]	Year Ended
	to December 31, 2008	December 31, 2008

Investment Income
Dividends	$ 225	$ 20,348,425
Foreign withholding tax	—	(1,208,902)
Income — affiliated	8,091	189,336
Securities lending — affiliated	—	551
Total income	8,316	19,329,410

Expenses
Investment advisory	—	3,983,050
Administration	100	—
Service — Investor A	10	651,214
Service and distribution — Investor B	—	258,724
Service and distribution — Investor C	59	1,110,436
Service and distribution — Class R	20	26,531
Transfer agent — Institutional	22	340,125
Transfer agent — Investor A	10	404,000
Transfer agent — Investor B	—	47,076
Transfer agent — Investor C	10	148,513
Transfer agent — Class R	10	25,505
Custodian	868	445,799
Accounting services	—	274,572
Printing	27	91,634
Professional	21,138	81,602
Registration	—	74,520
Offering costs	54,920	—
Organizational	48,764	—
Officer and Trustees/Directors	82	24,906
Miscellaneous	2,432	45,547
Total expenses	128,472	8,033,754
Less fees waived by advisor	(79,417)	—
Less fees reimbursed by advisor	(48,764)	—
Total expenses after waiver/reimbursement	291	8,033,754
Net investment income	8,025	11,295,656

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	83,309,838
Investments — affiliated	(39,425)	—
Distributions received from underlying funds — affiliated	20,384	—
Foreign currency	—	(908,891)
	(19,041)	82,400,947
Net change in unrealized appreciation/depreciation on:
Investments	(111,300)	(388,362,444)
Foreign currency	—	(69,296)
	(111,300)	(388,431,740)
Total realized and unrealized loss	(130,341)	(306,030,793)
Net Decrease in Net Assets Resulting from Operations	$ (122,316)	$ (294,735,137)
[1] Commencement of operations.

See Notes to Financial Statements.

14 ANNUAL REPORT

DECEMBER 31, 2008

Statements of Changes in Net Assets

	BlackRock
	International
	Diversification
	Fund
	Period
	September 26,	BlackRock
		Pacific Fund, Inc.
	2008[1] to
	December 31,	Year Ended December 31,
	2008	2008	2007

Operations
Net investment income	$ 8,025	$ 11,295,656	$ 11,793,499
Net realized gain (loss)	(19,041)	82,400,947	201,003,159
Net change in unrealized appreciation/depreciation	(111,300)	(388,431,740)	(89,044,946)
Net increase (decrease) in net assets resulting from operations	(122,316)	(294,735,137)	123,751,712

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(6,198)	(2,324,111)	(4,679,535)
Investor A	(282)	(1,659,458)	(4,342,335)
Investor B	—	—	(64,032)
Investor C	(1,264)	—	(967,743)
Class R	(282)	(16,451)	(63,938)
Net realized gain:
Institutional	—	(33,771,566)	(38,271,556)
Investor A	—	(34,047,270)	(40,118,662)
Investor B	—	(3,291,245)	(5,119,645)
Investor C	—	(15,445,762)	(19,472,598)
Class R	—	(838,443)	(716,027)
Decrease in net assets resulting from dividends and distributions to shareholders	(8,026)	(91,394,306)	(113,816,071)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	553,631	(103,078,415)	(209,074,596)

Redemption Fee
Redemption fee	—	21,038	24,306

Net Assets
Total increase (decrease) in net assets	423,289	(489,186,820)	(199,114,649)
Beginning of period	—	904,481,775	1,103,596,424
End of period	$ 423,289	$ 415,294,955	$ 904,481,775
End of period undistributed (distributions in excess of) net investment income	$ 139	$ (2,096,439)	$ (38,456,920)

[1] Commencement of operations.

See Notes to Financial Statements.

ANNUAL REPORT

DECEMBER 31, 2008

15

Financial Highlights		BlackRock International Diversification Fund

		Period September 26, 2008[1] to
		December 31, 2008
	Institutional	Investor A	Investor C	Class R
Per Share Operating Performance
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Net investment income[2]	0.16	0.16	0.08	0.15
Net realized and unrealized loss	(2.60)	(2.61)	(2.54)	(2.60)
Net decrease from investment operations	(2.44)	(2.45)	(2.46)	(2.45)
Dividends from net investment income	(0.14)	(0.14)	(0.14)	(0.14)
Net asset value, end of period	$ 7.42	$ 7.41	$ 7.40	$ 7.41

Total Investment Return[3]
Based on net asset value	(24.35)%[4]	(24.45)%[4]	(24.55)%[4]	(24.45)%[4]

Ratios to Average Net Assets[5,6]
Total expenses after waiver	0.20%	0.45%	1.20%	0.70%
Total expenses	127.20%	127.69%	144.41%	127.96%
Net investment income	8.24%	7.99%	4.90%	7.73%

Supplemental Data
Net assets, end of period (000)	$ 326	$ 15	$ 67	$ 15
Portfolio turnover	27%	27%	27%	27%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 1.08% .
6 Annualized.

See Notes to Financial Statements.

16 ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights								BlackRock Pacific Fund, Inc.

		Institutional						Investor A
		Year Ended December 31,					Year Ended December 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 28.43	$ 29.01	$ 24.65	$ 20.74	$ 18.87	$ 28.24	$ 28.84	$ 24.52	$ 20.64	$ 18.75
Net investment income[1]	0.47	0.44	0.15	0.16	0.13	0.40	0.36	0.08	0.10	0.08
Net realized and unrealized gain (loss)[2]	(10.67)	2.94	4.54	4.31	2.88	(10.58)	2.95	4.50	4.29	2.87
Total increase (decrease) from
investment operations	(10.20)	3.38	4.69	4.47	3.01	(10.18)	3.31	4.58	4.39	2.95
Dividends and distributions from:
Net investment income	(0.23)	(0.46)	(0.33)	(0.56)	(1.14)	(0.16)	(0.41)	(0.26)	(0.51)	(1.06)
Net realized gain	(3.29)	(3.50)	—	—	—	(3.29)	(3.50)	—	—	—
Total dividends and distributions	(3.52)	(3.96)	(0.33)	(0.56)	(1.14)	(3.45)	(3.91)	(0.26)	(0.51)	(1.06)
Net asset value, end of year	$ 14.71	$ 28.43	$ 29.01	$ 24.65	$ 20.74	$ 14.61	$ 28.24	$ 28.84	$ 24.52	$ 20.64

Total Investment Return[3]
Based on net asset value	(36.13)%	11.94%	19.06%	21.75%	16.48%	(36.32)%	11.76%	18.73%	21.46%	16.22%

Ratios to Average Net Assets
Total expenses	0.88%	0.88%	0.84%	0.88%	0.89%	1.16%	1.09%	1.09%	1.13%	1.14%
Net investment income	2.03%	1.44%	0.55%	0.74%	0.66%	1.73%	1.15%	0.31%	0.48%	0.43%

Supplemental Data
Net assets, end of year (000)	$168,030	$344,722	$555,849	$397,782	$343,639	$166,829	$358,163	$329,203	$249,078	$188,572
Portfolio turnover	86%	22%	17%	22%	20%	86%	22%	17%	22%	20%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effect of any sales charges.

See Notes to Financial Statements.

ANNUAL REPORT

DECEMBER 31, 2008

17

Financial Highlights (continued)								BlackRock Pacific Fund, Inc.

			Investor B					Investor C

		Year Ended December 31,					Year Ended December 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 25.89	$ 26.64	$ 22.65	$ 19.10	$ 17.24	$ 24.53	$ 25.53	$ 21.75	$ 18.41	$ 16.78
Net investment income (loss)[1]	0.20	0.15	(0.11)	(0.05)	(0.07)	0.21	0.11	(0.11)	(0.06)	(0.06)
Net realized and unrealized gain (loss)[2]	(9.63)	2.67	4.15	3.92	2.65	(9.14)	2.59	3.98	3.80	2.56
Total increase (decrease) from
investment operations	(9.43)	2.82	4.04	3.87	2.58	(8.93)	2.70	3.87	3.74	2.50
Dividends and distributions from:
Net investment income	—	(0.07)	(0.05)	(0.32)	(0.72)	—	(0.20)	(0.09)	(0.40)	(0.87)
Net realized gain	(3.29)	(3.50)	—	—	—	(3.29)	(3.50)	—	—	—
Total dividends and distributions	(3.29)	(3.57)	(0.05)	(0.32)	(0.72)	(3.29)	(3.70)	(0.09)	(0.40)	(0.87)
Net asset value, end of year	$ 13.17	$ 25.89	$ 26.64	$ 22.65	$ 19.10	$ 12.31	$ 24.53	$ 25.53	$ 21.75	$ 18.41

Total Investment Return[3]
Based on net asset value	(36.78)%	10.86%	17.85%	20.48%	15.34%	(36.79)%	10.87%	17.82%	20.54%	15.34%

Ratios to Average Net Assets
Total expenses	1.93%	1.89%	1.86%	1.90%	1.92%	1.89%	1.85%	1.86%	1.90%	1.92%
Net investment income (loss)	0.96%	0.52%	(0.44)%	(0.25)%	(0.37)%	1.03%	0.42%	(0.45)%	(0.33)%	(0.36)%

Supplemental Data
Net assets, end of year (000)	$ 14,317	$ 41,552	$ 65,458	$ 79,128	$ 94,667	$ 62,527	$153,969	$149,933	$107,893	$ 63,988
Portfolio turnover	86%	22%	17%	22%	20%	86%	22%	17%	22%	20%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effect of sales charges.

See Notes to Financial Statements.

18 ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (concluded)				BlackRock Pacific Fund, Inc.

			Class R
		Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 25.70	$ 26.63	$ 22.67	$ 19.14	$ 17.53
Net investment income[1]	0.24	0.14	0.01	0.03	0.06
Net realized and unrealized gain (loss)[2]	(9.58)	2.77	4.16	3.99	2.67
Total increase (decrease) from investment operations	(9.34)	2.91	4.17	4.02	2.73
Dividends and distributions from:
Net investment income	(0.06)	(0.34)	(0.21)	(0.49)	(1.12)
Net realized gain	(3.29)	(3.50)	—	—	—
Total dividends and distributions	(3.35)	(3.84)	(0.21)	(0.49)	(1.12)
Net asset value, end of year	$ 13.01	$ 25.70	$ 26.63	$ 22.67	$ 19.14

Total Investment Return
Based on net asset value	(36.67)%	11.23%	18.44%	21.25%	16.14%

Ratios to Average Net Assets
Total expenses	1.73%	1.55%	1.34%	1.35%	1.18%
Net investment income	1.17%	0.50%	0.05%	0.14%	0.40%

Supplemental Data
Net assets, end of year (000)	$ 3,592	$ 6,076	$ 3,153	$ 1,468	$ 443
Portfolio turnover	86%	22%	17%	22%	20%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.

See Notes to Financial Statements.

ANNUAL REPORT

DECEMBER 31, 2008

19

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock International Diversification Fund (“International
Diversification Fund”), a part of BlackRock Funds,SM and BlackRock
Pacific Fund, Inc. (“Pacific Fund”) (each individually, the “Fund” or together the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. International Diversification Fund is organized as a Massachusetts business trust. Pacific Fund is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Inter-
national Diversification Fund commenced operations on September 26,
2008. The Funds offer multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
Investor A Shares are generally sold with a front-end sales charge.
Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retire-
ment plans. All classes of shares have identical voting, dividend, liqui-
dation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servic-
ing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).
International Diversification Fund generally will invest in other open-end investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (collectively, the “Underlying Funds”). By owning shares of the Underlying Fund, the Fund indirectly invests, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate-related and other simi-
lar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securi-
ties, high yield (or junk) bonds, and cash or money market instruments.
In addition, the Underlying Funds may invest in derivatives.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. Each Fund values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock
Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees for International
Diversification Fund and by the Board of Directors for Pacific Fund
(individually the “Board” or together the “Boards”) as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the respective Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York
Stock Exchange (“NYSE”). The values of such securities used in comput-
ing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the invest-
ment advisor using a pricing service and/or procedures approved by the
Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date as of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Funds may engage in various port-
folio investment strategies both to increase the returns of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

20 ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

•Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into foreign currency exchange contracts as a hedge against either specific trans-
actions or portfolio positions. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund.
The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that each Fund segregates assets in connection with certain investments (e.g., forward foreign currency contracts) each Fund will, consistent with certain interpretive letters issued by the SEC, desig-
nate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when a
Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate invest-
ment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Securities Lending: Pacific Fund may lend securities to financial institu-
tions that provide cash or securities issued or guaranteed by the United
States government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash col-
lateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended December 31, 2008, the Fund received only cash collateral for any securities loaned.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on Pacific Fund’s US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on Pacific Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of International
Diversification were expensed by the Fund and reimbursed by the
Advisor. Offering costs are amortized over a 12-month period beginning with the commencement of operations of the Fund. The Advisor reim-
bursed the Fund $48,764, which is shown as fees reimbursed by the advisor in the Statements of Operations.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB State-
ment No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced

ANNUAL REPORT DECEMBER 31, 2008 21

Notes to Financial Statements (continued)

disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Funds’ financial statement disclosures, if any, is currently being assessed.

Bank overdraft: International Diversification Fund recorded a bank over-
draft which resulted from estimates of available cash.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Funds have entered into Investment Advisory Agreements with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and admin-
istration services. Merrill Lynch & Co. Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. (“PNC”) are the largest stockholders of
BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are
affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Funds’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services,
Pacific Fund pays the Advisor a monthly fee at an annual rate of 0.60%
of the average daily value of the Fund’s net assets. The Advisor will not receive an investment advisory fee for International Diversification Fund.

On behalf of Pacific Fund, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC
(“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the invest-
ment advisory fee paid by the Fund to the Advisor.

On behalf of International Diversification Fund, the Advisor has entered into a separate sub-advisory agreement with BlackRock Financial
Management, Inc. (“BFM”), an affiliate of the Advisor. BFM will not receive any sub-advisory fees from the Fund for its sub-advisory services.

With respect to the International Diversification Fund, State Street Bank
and Trust Company (“State Street”) and the Advisor act as co-administra-
tors for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, at an aggregate annual rate of 0.10% of the Fund’s average daily net assets. In addition, State Street and the Advisor may, at their discretion, voluntarily waive all or any portion of their administration fees for the Fund.

With respect to the International Diversification Fund, the Advisor has
contractually agreed to waive or reimburse fees or expenses (excluding interest expense, acquired fund (underlying fund) fees and expenses and certain other Fund expenses) in order to limit Fund expenses until
February 1, 2009. The current expense limitations as a percentage of net assets are as follows: 0.20% for Institutional Shares, 0.45% for
Investor A Shares, 1.20% for Investor C Shares and 0.70% for Class R
Shares. The expense waiver or reimbursement applies to direct Fund expenses only, not expenses attributable to investments in underlying funds. The Fund may have to repay some of these waivers and reim-
bursements to the Advisor in the following two years.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimburse-
ment from the Advisor are less than the expense limit for that share class, the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Fund has more than $50 million in assets, (2) the Advisor or an affiliate continues to be the Fund’s investment advisor or administrator and (3) the Board has approved in advance the payments to the Advisor at the previous quarterly meeting.

For the year ended December 31, 2008, Pacific Fund reimbursed the
Advisor $12,363 for certain accounting services, which is included in accounting services in the Statements of Operations.

Effective October 1, 2008, each Fund has entered into a Distribution
Agreement and Distribution Plans with BlackRock Investments, Inc.
(“BII”), which replaced FAM Distributors, Inc. (“FAMD”) for Pacific Fund and BlackRock Distributors, Inc. and its affiliates (“BDI”) for the Funds
(collectively, the “Distributor”) as sole distributor of the Funds. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	International			Pacific
	Diversification Fund			Fund

	Service	Distribution	Service	Distribution
	Fee	Fee	Fee	Fee
Investor A	0.25%	—	0.25%	—
Investor B	—	—	0.25%	0.75%
Investor C	0.25%	0.75%	0.25%	0.75%
Class R	0.25%	0.25%	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder

22 ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

servicing and distribution services to each Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-
dealer for providing shareholder servicing and/or distribution-related ser-
vices to Investor A, Investor B, Investor C and Class R shareholders.

For the year ended December 31, 2008 for Pacific Fund, the Distributor earned underwriting discounts, direct commissions and dealer conces-
sions on sales of the Fund’s Investor A Shares, totaling $41,485. For the year ended December 31, 2008, affiliates received contingent deferred sales charges of $53,591 and $19,322 relating to transactions in
Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $2,473 relating to trans-
actions subject to front-end sales charge waivers in Investor A Shares.

For the period September 26, 2008 to December 31, 2008 for
International Diversification Fund, no underwriting discounts, direct com-
missions, dealer concessions or contingent deferred sales charges were paid to the Distributor or affiliates.

Pacific Fund has received an exemptive order from the Securities and
Exchange Commission permitting it to lend portfolio securities to
MLPF&S, a wholly owned subsidiary of Merrill Lynch, or its affiliates.
Pursuant to that order, the Fund has retained BIM as the securities lend-
ing agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or its affiliates. The share of income earned by the Fund in such investments is shown as securi-
ties lending — affiliated on the Statement of Operations. For the year ended December 31, 2008, BIM received $155 in securities lending agent fees from Pacific Fund.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Funds’ transfer agent and dividend disbursing agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the
Funds are comprised of those fees charged for all shareholder communi-
cations including mailing of shareholder reports, dividend and distribu-
tion notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and mainte-
nance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identifica-
tion services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other admini-
strative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period September 26,
2008 to December 31, 2008, no fees were paid by the International

Diversification Fund in return for these services. For the year ended
December 31, 2008, Pacific Fund paid $732,193 in return for
these services.

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. For the year ended December 31, 2008, Pacific Fund earned $1,484, which is included in income — affiliated in the State-
ments of Operations. International Diversification earned no income on these balances for the period ended December 31, 2008.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. During the year ended December 31, 2008, Pacific Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Pacific Fund	Call Center Fees
Institutional	$8,449
Investor A	$8,052
Investor B	$ 950
Investor C	$2,654
Class R	$ 123

International Diversification Fund had no costs relating to the call center for the period September 26, 2008 to December 31, 2008.

In addition, MLPF&S received commissions of $196,345 from Pacific
Fund on the execution of portfolio security transactions for the year ended December 31, 2008.

Pursuant to the terms of the custody agreements, custodian fees may be reduced by amounts calculated on uninvested cash balances
(“custody credits”), which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors/trustees of the Funds are officers and/
or directors of BlackRock, Inc. or its affiliates. Each Fund reimburses the
Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period September 26, 2008 to December 31, 2008 for International
Diversification Fund and for the year ended December 31, 2008 for
Pacific Fund were as follows:

	Purchases	Sales
International Diversification Fund	$ 659,504	$ 105,259
Pacific Fund	$567,017,134	$744,466,344

ANNUAL REPORT

DECEMBER 31, 2008

23

Notes to Financial Statements (continued)

4. Short-Term Borrowings:

The Funds, along with certain other funds managed by the Advisor and its affiliates, are party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful pur-
poses other than for leverage. The Funds may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Each Fund paid its pro rata share of 0.02% upfront fee on the aggregate commitment amount based on its net assets as of
October 31, 2008. The Funds pay a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Funds did not borrow under the credit agreement during the year ended December 31, 2008.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of December 31, 2008 attributable to the classification of income, non-deductible expenses, foreign currency transactions and gains from the sale of stock of passive foreign investment companies were reclassified to the following accounts:

International
	Diversification	Pacific
	Fund	Fund
Paid in capital in excess of par	$ (140)	—
Undistributed (distributions in excess of)
net investment income	$ 140	$ 29,064,845
Accumulated net realized gain (loss)	—	$ (29,064,845)

International Diversification Fund

The tax character of distributions paid during the period September 26,
2008 to December 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$ 8,026
Total taxable distributions	$ 8,026

Pacific Fund

The tax character of distributions paid during the fiscal years ended
December 31, 2008 and December 31, 2007 was as follows:

	12/31/08	12/31/07
Distributions paid from:
Ordinary income	$ 4,000,028	$ 10,117,583
Long-term capital gain	87,394,278	103,698,488
Total taxable distributions	$ 91,394,306	$113,816,071

As of December 31, 2008, the components of accumulated losses on a tax basis were as follows:

	International
	Diversification	Pacific
	Fund	Fund
Undistributed ordinary net income	$ 139	$ 874,349
Capital loss carryforward	(11,579)	—
Net unrealized losses*	(118,762)	(24,678,959)
Total accumulated net losses	$ (130,202)	$ (23,804,610)

* The difference between book-basis and tax-basis net unrealized losses is attrib-
utable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses)
in passive foreign investment companies and the deferral of post-October capital losses for tax purposes.

As of December 31, 2008, the Funds had a capital loss carryforward available to offset future realized capital gains through the indicated
expiration dates:

International
	Diversification	Pacific
	Fund	Fund
Expires December 31, 2016	$ 11,579	—

6. Geographic Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all of its obliga-
tions (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the com-
panies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Funds’ Statements of Assets and Liabilities.

24 ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

Pacific Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries.
Please see the Schedule of Investments for concentrations in specific countries.

As of December 31, 2008, Pacific Fund had the following unaudited industry classifications:

Percent of
Long-Term
Industry	Investments
Commercial Banks	14%
Insurance	8
Pharmaceuticals	6
Automobiles	5
Semiconductors & Semiconductor Equipment	4
Metals & Mining	4
Wireless Telecommunication Services	4
Diversified Telecommunication Services	4
Oil, Gas & Consumable Fuels	4
Food & Staples Retailing	4
Commercial Services & Supplies	4
Trading Companies & Distributors	4
Office Electronics	3
Chemicals	3
Health Care Equipment & Supplies	3
Software	3
Household Durables	3
Road & Rail	3
Industrial Conglomerates	2
Building Products	2
Real Estate Management & Development	2
Beverages	2
Food Products	1
Marine	1
Capital Markets	1
IT Services	1
Electronic Equipment & Instruments	1
Independent Power Producers & Energy Traders	1
Media	1
Real Estate Investment Trusts (REITs)	1
Specialty Retail	1

7. Capital Share Transactions:
Transactions in shares for each class were as follows:
International Diversification Fund
	Period September 26, 2008[1]
	to December 31, 2008
	Shares	Amount
Institutional
Shares sold	44,000	$ 440,000
Net increase	44,000	$ 440,000
Investor A
Shares sold	2,000	$ 20,000
Net increase	2,000	$ 20,000
Investor C
Shares sold	8,974	$ 72,649
Shares issued to shareholders in
reinvestment of dividends	136	982
Net increase	9,110	$ 73,631
Class R
Shares sold	2,000	$ 20,000
Net increase	2,000	$ 20,000

[1] Commencement of operations.

ANNUAL REPORT

DECEMBER 31, 2008

25

Notes to Financial Statements (concluded)

Pacific Fund
	Year Ended		Year Ended
	December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,813,640	$ 87,002,727	3,987,239	$ 123,602,055
Shares issued to shareholders in reinvestment
of dividends and distributions	2,009,963	31,572,267	1,324,537	36,959,530
Total issued	5,823,603	118,574,994	5,311,776	160,561,585
Shares redeemed	(6,526,278)	(144,019,096)	(12,349,226)	(391,246,126)
Net decrease	(702,675)	$ (25,444,102)	(7,037,450)	$ (230,684,541)

Investor A
Shares sold and automatic conversion of shares	1,196,013	$ 27,207,900	2,360,696	$ 73,226,780
Shares issued to shareholders in reinvestment
of dividends and distributions	1,923,285	29,953,856	1,340,554	37,135,566
Total issued	3,119,298	57,161,756	3,701,250	110,362,346
Shares redeemed	(4,383,860)	(97,349,670)	(2,430,045)	(75,434,112)
Net increase (decrease)	(1,264,562)	$ (40,187,914)	1,271,205	$ 34,928,234

Investor B
Shares sold	48,162	$ 999,973	149,218	$ 4,163,550
Shares issued to shareholders in reinvestment
of dividends and distributions	200,402	2,866,660	176,409	4,484,887
Total issued	248,564	3,866,633	325,627	8,648,437
Shares redeemed and automatic conversion of shares	(766,213)	(16,132,313)	(1,177,255)	(33,654,059)
Net decrease	(517,649)	$ (12,265,680)	(851,628)	$ (25,005,622)

Investor C
Shares sold	365,965	$ 7,120,423	916,619	$ 24,683,522
Shares issued to shareholders in reinvestment
of dividends and distributions	1,044,260	13,986,660	767,120	18,474,671
Total issued	1,410,225	21,107,083	1,683,739	43,158,193
Shares redeemed	(2,608,344)	(47,033,319)	(1,280,460)	(34,831,084)
Net increase (decrease)	(1,198,119)	$ (25,926,236)	403,279	$ 8,327,109

Class R
Shares sold	148,591	$ 2,964,731	139,261	$ 4,049,237
Shares issued to shareholders in reinvestment
of dividends and distributions	61,737	853,105	30,860	778,078
Total issued	210,328	3,817,836	170,121	4,827,315
Shares redeemed	(170,558)	(3,072,319)	(52,096)	(1,467,091)
Net increase	39,770	$ 745,517	118,025	$ 3,360,224

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

8. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

26 ANNUAL REPORT

DECEMBER 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees
of BlackRock International Diversification Fund and
BlackRock Pacific Fund, Inc. (collectively, the “Funds”):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock International
Diversification Fund as of December 31, 2008, and the related state-
ments of operations and changes in net assets, and the financial high-
lights for the period September 26, 2008 (commencement of operations)
through December 31, 2008. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Pacific Fund, Inc. as of December 31, 2008, and the re-
lated statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-
ing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by man-
agement, as well as evaluating the overall financial statement presen-
tation. Our procedures included confirmation of securities owned as of
December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock International Diversification Fund as of December 31, 2008,
the results of its operations, the changes in its net assets, and the finan-
cial highlights for the period September 26, 2008 (commencement of operations) through December 31, 2008, in conformity with account-
ing principles generally accepted in the United States of America.

Additionally, in our opinion, the financial statements and financial high-
lights referred to above present fairly, in all material respects, the finan-
cial position of BlackRock Pacific Fund, Inc. as of December 31, 2008,
the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey

February 26, 2009

ANNUAL REPORT

DECEMBER 31, 2008

27

Important Tax Information

BlackRock International Diversification Fund

All of the ordinary income distributions paid by BlackRock International Diversification Fund of BlackRock Funds during the taxable year ended
December 31, 2008 consist entirely of qualified dividend income for individuals.

BlackRock Pacific Fund, Inc.

The following information is provided with respect to the ordinary income distributions paid by BlackRock Pacific Fund, Inc. during the fiscal year ended
December 31, 2008:

	Record Date	December 12, 2008
	Payable Date	December 16, 2008
Qualified Dividend Income for Individuals		100.00%*
Foreign Source Income		100.00%*
Foreign Taxes Paid Per Share		$0.047370

* Expressed as a percentage of the distribution grossed-up for foreign taxes. The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should con-
sult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $0.845485 and $2.440394 per share to shareholders of record on July 16, 2008 and
December 12, 2008 respectively.

28 ANNUAL REPORT

DECEMBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock Funds (the “Fund”) met on June 3 – 4,
2008 to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between BlackRock Advisors,
LLC (the “Advisor”), the Fund’s investment adviser, and the Fund on behalf of International Diversification Fund (the “Portfolio”), a series of the Fund. The Board also considered the approval of the proposed subadvisory agreement (the “Subadvisory Agreement”) with respect to the Portfolio between the Advisor and BlackRock Financial Management,
Inc. (the “Subadvisor”). The Portfolio, which commenced operations in
September 2008, invests substantially all of its assets in BlackRock international equity mutual funds (the “Underlying Funds”). The Advisor and the Subadvisor are referred to herein as “BlackRock.” The Advisory
Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not
“interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund (the “Independent Trustees”).
The Trustees are responsible for the oversight of the operations of the
Fund and perform the various duties imposed on the directors of invest-
ment companies by the 1940 Act. The Independent Trustees have re-
tained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Trustees.
The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee
and a Performance Oversight Committee, each of which is composed of Independent Trustees (except that the Performance Oversight Com-
mittee has one interested Trustee member) and chaired by Indepen-
dent Trustees.

The Agreements

Throughout the year, in connection with its oversight of other portfolios of the Fund, the Board, acting directly and through its committees, considered at each of its meetings factors that were relevant to its consideration of the Agreements, including the services and support pro-
vided to the Fund and its shareholders. Among the matters the Board typically considered were: (a) the nature, cost and character of non-
investment management services provided by BlackRock and its affili-
ates; (b) BlackRock’s and other service providers’ internal controls;
(c) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (d) valuation and liquidity procedures; and (e) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process. At an in-person meeting held on June 3 – 4,
2008, the Board reviewed materials relating to the organization of the
Portfolio and the Board’s consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of
BlackRock portfolio management; (c) the advisory fee and the estimated cost of services; (d) potential economies of scale; and (e) other factors.

In determining to approve the Agreements, the Board met with the rele-
vant investment advisory personnel from BlackRock and considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the June
2008 meeting relating to its consideration of the Agreements, including:
(i) information independently compiled and prepared by Lipper, Inc.
(“Lipper”) on Portfolio fees and pro forma expenses in comparison to the fees and expense ratios of a peer group of funds as determined by Lipper (“Peers”); (ii) information regarding BlackRock’s economic outlook for the Portfolio and its general investment outlook for the markets; (iii) information regarding fees to be paid to service providers that are affiliates of BlackRock; (iv) information regarding compliance records and regulatory matters relating to BlackRock; and (v) informa-
tion outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Trustees, reviewed the nature, extent and quality of services to be provided by BlackRock. The Board received information concerning the investment philosophy and investment process to be used by
BlackRock in managing the Portfolio, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Trustees considered BlackRock’s in-house research capa-
bilities as well as other resources available to its personnel. The Trustees considered the scope of the services to be provided by BlackRock to the
Portfolio under the Agreements relative to services typically provided by third parties to other funds. The Trustees concluded that the scope of
BlackRock’s services to be provided to the Portfolio was consistent with the Portfolio’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Trustees, also considered the qual-
ity of the services provided by BlackRock to the Portfolio. The Trustees evaluated the procedures of BlackRock designed to fulfill its fiduciary

ANNUAL REPORT

DECEMBER 31, 2008

29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

duty to the Portfolio with respect to possible conflicts of interest, includ-
ing BlackRock’s code of ethics (regulating the personal trading of their officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Trustees also noted information re-
ceived at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Trustees, also considered informa-
tion relating to the education, experience and number of investment professionals and other personnel who would provide services to the
Portfolio under the Agreements. The Trustees included in this review the nature, extent and quality of services provided to the existing and oper-
ating series of the Fund by BlackRock. The Trustees also took into account the time and attention to be devoted by senior management of BlackRock to the Portfolio. The Trustees also considered the business reputation of BlackRock and their financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

Throughout the year, the Board considers the quality of the administra-
tive and non-investment advisory services to be provided to the Portfolio in addition to its consideration of advisory services. The Board noted
that BlackRock and its affiliates will provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addi-
tion to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the
Portfolio. In addition to investment advisory services, BlackRock and its affiliates will provide the Portfolio with other services, including
(i) preparing disclosure documents, such as the prospectus, the state-
ment of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board also reviews the struc-
ture and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

The Board concluded, based in part on their experience with the other series of the Fund currently operating and as Board members for other BlackRock-advised funds, that the services to be provided to the Portfolio by BlackRock under the Agreements were likely to be of a high quality and would benefit the Portfolio.

B. The Investment Performance of the Portfolio and BlackRock: The
Board did not consider the performance history of the Portfolio because the Portfolio was newly organized. However, the Board considered the investment performance of the five Underlying Funds to be included in the Portfolio’s initial investment portfolio and the investment perform-
ance of BlackRock generally. The Board noted that it will monitor the
Portfolio’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Portfolio: The Board noted that, due to its fund of funds structure, the Portfolio will pay expenses both at the Portfolio level and, indirectly, at the Underlying Funds level. The Board also noted
that the Advisor and the Subadvisor will not receive any advisory or subadvisory fees, respectively, from the Portfolio for their advisory and subadvisory services.

In connection with the initial approval of the Agreements, the Board, including the Independent Trustees, considered the fees and pro forma expense ratio of a representative share class of the Portfolio. The Board compared the Portfolio’s pro forma actual total expenses (net of fee waivers and expense reimbursements), including estimated Underlying
Fund expenses, against comparable fees and expense ratios of its Peers
(each of which is also a fund of funds). The Board noted that four of the five funds selected by Lipper as Peers are substantially larger than the projected assets under management for the Portfolio. The Board noted
that although the pro forma total expenses of the Portfolio were above the median of total expenses of its Peers, such expenses were within five basis points of the median amount.

The Board further noted that BlackRock had contractually agreed to waive fees or reimburse expenses so that Portfolio operating expenses for each share class would not exceed certain specified levels. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in Underlying Funds.

Because the Portfolio had not commenced operations at the time of the
June 2008 meeting, BlackRock did not provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Portfolio. BlackRock, however, will provide the Board with such information at future meetings.
Following consideration of this information, the Board, including the
Independent Trustees, concluded that the terms of the Agreements were fair and reasonable in light of the services to be provided.

30 ANNUAL REPORT

DECEMBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreements (concluded)

The Board generally considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment man-
agement personnel to perform its obligations under the Agreements and to provide the high quality of services that are expected by the Board.

D. Economies of Scale: Since the Portfolio was newly formed, BlackRock did not provide the Board with specific information concerning the extent to which economies of scale would be realized as the Portfolio grows.

E. Other Factors: The Board, including the Independent Trustees, also took into account other potential benefits to BlackRock and its affiliates, such as the ability to leverage investment professionals that also man-
age other portfolios, an increase in BlackRock’s profile in the broker-
dealer community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, transfer agency, distribution and custodial services. The Board also noted that
BlackRock may use third party research obtained by soft dollars generat-
ed by transactions in the Underlying Funds to assist itself in managing all or a number of its other client accounts.

The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the
Portfolio were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board approved the Advisory Agreement between the Advisor and the Fund on behalf of the Portfolio for a two-year term and the
Subadvisory Agreement with respect to the Portfolio between the Advisor and the Subadvisor for a two-year term. Based upon their evaluation of all these factors in their totality, the Board, including the Independent
Trustees, was satisfied that the terms of the Agreements were in the best interest of the Portfolio and the Portfolio’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but con-
sidered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

ANNUAL REPORT

DECEMBER 31, 2008

31

Officers and Directors/Trustees

		Length of		Number of
		Time		BlackRock-
	Position(s)	Served as		Advised Funds
Name, Address	Held with	a Director/		and Portfolios	Public
and Year of Birth	Funds	Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors/Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	34 Funds	None
40 East 52nd Street	the Board of	2000	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Directors/Trustees
1940	and
Director/Trustee

Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	34 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Directors/Trustees		Investment Committee of the Archdiocese of Philadelphia since
1941	and		2003; Director, The Committee of Seventy (civic) since 2006.
Director/Trustee

David O. Beim	Director/Trustee	Since	Professor of Finance and Economics at the Columbia University	34 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Dr. Matina Horner	Director/Trustee	Since	Formerly Executive Vice President of Teachers Insurance and	34 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Herbert I. London	Director/Trustee	Since	Professor Emeritus, New York University since 2005; John M. Olin	34 Funds	AIMS Worldwide,
40 East 52nd Street	and Member	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	of the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director, Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Director/Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	34 Funds	Newell Rubbermaid,
40 East 52nd Street		2000	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Director/Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	34 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			insurance broker) since 1998; General Partners, Thorn Partner, LP	company)
1947			(private investment) since 1998; Formerly Partner, Amarna
Corporation, LLC (private investment company) from 2002 to 2008.

Robert C. Robb, Jr.	Director/Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	34 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Director/Trustee	Since	President, Founders Investments Ltd. (private investments) since	34 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

32 ANNUAL REPORT

DECEMBER 31, 2008

Officers and Directors/Trustees (continued)

		Length of		Number of
		Time		BlackRock-
	Position(s)	Served as		Advised Funds
Name, Address	Held with	a Director/		and Portfolios	Public
and Year of Birth	Funds	Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors/Trustees[1] (concluded)

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	34 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Director/		Department since 2001; Trustee, The Holy Family Foundation
	Trustee		since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; Formerly President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Formerly Director,
Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director/Trustee	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	34 Funds	None
40 East 52nd Street	and Member	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	of the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Formerly Director, Indotronix International (IT services)
from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

[1] Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors/trustees as joining the Fund’s board in 2007, each director/trustee first became a member of the board of directors/trustees of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977;
Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors/Trustees[3]

Richard S. Davis	Director/Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	174 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	286 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director/Trustee	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly	174 Funds	None
40 East 52nd Street		2007	Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly	286 Portfolios
New York, NY 10022			Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; Formerly President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

3 Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Funds based on his position with BlackRock, Inc.
and its affiliates. Mr. Gabbay is an “interested person” of the Funds based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT

DECEMBER 31, 2008

33

Officers and Directors/Trustees (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]
Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L	(“MLIM”) and Fund Asset Management, L (“FAM”) in 2006, First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian . Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001
New York, NY 10022	Officer		to 2004.
1959

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Funds serve at the pleasure of the Board of Directors/Trustees.

Further information about the Funds’ Officers and Directors/Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 637-7762.

Custodian		Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
For BlackRock International		PNC Global Investment		State Street Bank and	Accounting Firm	Sidley Austin LLP
Diversification Fund:		Servicing (U.S.) Inc.		Trust Company	Deloitte & Touche LLP	New York, NY 10019
State Street Bank and Trust Company		Wilmington, DE 19809		Princeton, NJ 08540	Princeton, NJ 08540
Boston, MA 02101
For BlackRock Pacific Fund, Inc.:
Brown Brothers Harriman & Co.
Boston, MA 02109

34 ANNUAL REPORT

DECEMBER 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT

DECEMBER 31, 2008

35

Additional Information (continued)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

36 ANNUAL REPORT DECEMBER 31, 2008

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ANNUAL REPORT

DECEMBER 31, 2008

37

A World-Class Mutual Fund Family BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

38 ANNUAL REPORT

DECEMBER 31, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock International Diversification Fund
Of BlackRock Funds
BlackRock Pacific Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#IDP-AR-12/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock
International
Diversification Fund	$15,000	N/A	$0	N/A	$6,100	N/A	$1,049	N/A
of BlackRock Funds

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock International
Diversification Fund of	$412,149	N/A
BlackRock Funds

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Diversification Fund of BlackRock Funds

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Diversification Fund of BlackRock Funds

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: February 23, 2009